Other operating income and other operating expenses (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income and other operating expenses
Schedule of other operating income and other operating expenses

	2016	2017	2018

Other operating income:
Other operating income	486	669	748
	486	669	748
Other operating expenses:
IPAB fund contribution	(2,631)	(2,894)	(3,134)
Other operating expenses	(730)	(720)	(1,259)
	(3,361)	(3,614)	(4,393)